Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
A reconciliation between basic and diluted earnings per share computations
A reconciliation between the basic and diluted earnings per share computations (in thousands, except per share amounts) is as follows:

For the Year Ended December 31, 2016	Loss(Numerator)	Shares (Denominator)	Per Share Amount
BASIC EPS
Net loss available to common stockholders	$(96,245)	18,354	$(5.24)
Stock options	—	—
Attributable to participating securities	—	—
DILUTED EPS	$(96,245)	18,354	$(5.24)

For the Year Ended December 31, 2015	Loss(Numerator)	Shares (Denominator)	Per Share Amount
BASIC EPS
Net loss available to common stockholders	$(299,929)	16,256	$(18.45)
Stock options	—	—
Attributable to participating securities	—	—
DILUTED EPS	$(299,929)	16,256	$(18.45)

For the Year Ended December 31, 2014	Income(Numerator)	Shares (Denominator)	Per Share Amount
Net income available to common stockholders	$26,051	16,051
Attributable to participating securities	(855)	—
BASIC EPS	$25,196	16,051	$1.57

Net income available to common stockholders	$26,051	16,051
Effect of dilutive securities:
Stock options	—	5
Attributable to participating securities	(854)	—
DILUTED EPS	$25,197	16,056	$1.57